Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations
Statement of Earnings of Discontinued Operation

	Year Ended
($ in thousands)	December 31, 2013	December 31, 2012

Net sales	$155,055	$272,437
Cost of goods sold	142,589	262,571
Insurance recovery for business interruption	—	(20,256)
Selling, general and administrative expenses	11,617	17,315
Insurance recovery for property damage	—	(1,769)
Restructuring and impairment charge	1,444	2,949

Operating (loss) earnings	(595)	11,627
Other expense (income), net	(345)	871

(Loss) earnings before income taxes	(940)	12,498
Income tax (benefit) expense	(162)	5,657

(Loss) earnings from discontinued operations	(778)	6,841
Loss on sale of EMS operations (net of tax of $3,923)	(5,148)	—

Net (loss) earnings from discontinued operations	$(5,926)	$6,841